Significant events after the balance sheet date	12 Months Ended
Dec. 31, 2020
Significant events after the balance sheet date
Significant events after the balance sheet date

Note 33 - Significant events after the balance sheet date

On January 27, 2021 a total of 3,600,841 new shares have been subscribed through a private share issue with gross proceeds of DKK 749 million.

No other significant events have occurred after the end of the reporting period.